Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 50,761	$ 16,709
Marketable securities		69,908	0
Accounts receivable		879	1,280
Prepaid expenses and other current assets		4,464	2,260
Total current assets		126,012	20,249
Restricted cash		1,450	1,450
Property and equipment, net		26,553	6,723
Operating lease right-of-use assets		5,261	7,115
Other assets		131	24
Total assets		159,407	35,561
Current liabilities:
Accounts payable		1,455	1,372
Accrued expenses and other current liabilities		11,354	11,416
Operating lease liabilities, current		1,916	1,638
Debt, current portion		1,065	16,792
Second lien loans		10,872	0
Total current liabilities		26,662	31,218
Debt, net of current portion		29,878	17,574
Simple agreements for future equity		0	59,301
Operating lease liabilities, noncurrent		3,584	5,723
Warrant liabilities, noncurrent		158,346	1,619
Other liabilities		804	313
Total liabilities		219,274	115,748
Commitments and contingencies (Note 10)
Redeemable convertible preferred stock		223,185	170,648
Stockholders’ deficit
Common stock, $0.0001 par value; 1,980,000 and 265,000 shares authorized as of December 31, 2025 and December 31, 2024, respectively; 175,4401 and 58,057 shares issued and outstanding as of December 31, 2025 and December 31, 2024, respectively	[1]	17	6
Additional paid-in capital		570,578	17,303
Accumulated other comprehensive income		22	0
Accumulated deficit		(853,669)	(268,144)
Total stockholders’ deficit		(283,052)	(250,835)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit		159,407	35,561
Series A cumulative redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		223,185	0
Redeemable convertible preferred stock
Current liabilities:
Redeemable convertible preferred stock		$ 0	$ 170,648

[1]	Excludes 6,250,000 shares legally issued and outstanding related to sponsor earn out securities (see Note 3).